OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund
(the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated July 31, 2025, as amended

The following information replaces the section in the Funds’ SAI entitled “Management of the Trust – Trustees and officers”:

Trustees and officers

The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Nomura Funds. The Trust's Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

As of March 31, 2026, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of the Fund.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustees

Milissa Hutchinson[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1987	Trustee, President and Chief Executive Officer	Since September 19, 2025	6
Head of US Wealth – Nomura Asset Management International (2025-Present)
Head of US Wealth Distribution – Macquarie Asset Management (2023-2025)
Head of the Strategic Relationship Group – Macquarie Asset Management (2015-2023)
					None

Cheri Belski[2] 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1973	Trustee	Since March 5, 2025	6
Executive Vice President of Investment Management Solutions - LPL Financial (2024-Present)
Global Head of Product - T. Rowe Price (2021-2024)
Head of Retirement, US Intermediaries - T. Rowe Price (2018-2021)
					None
Independent Trustees

Pamela J. Moret 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 February 1956	Chair and Trustee	Chair since January 1, 2022 Trustee since October 1, 2013	6	Private Investor (2015-Present) Chief Executive Officer - brightpeak financial (2011-2015) Senior Vice President - Thrivent Financial for Lutherans (2002-2015)	Director and Chair - Blue Cross Blue Shield of Minnesota (2014-Present)

Kevin G. Chavers 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 August 1963	Trustee	Since August 26, 2021	6	Private Investor (2021-Present) Founder & Managing Partner BlackAcre Investment Management (2025-present) Managing Director - BlackRock (Asset management) (2011-2021)	Director - Chimera Investment Corporation (2021-Present) Director - SMBC Americas Holdings, Inc. (2021-Present) Director - Toorak Capital Partners (2021-Present)

Dianna Gonzales-Burdin 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 August 1961	Trustee	Since August 3, 2022	6	Private Investor (2021-Present) Managing Director - Strategic Investment Group (1991-2021)	Director - Heartland Funds (3 mutual funds) (2022-Present) Non-Executive Director - Marathon Asset Management Limited (2024-Present)

Mark K. Hancock 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 February 1968	Trustee	Since August 3, 2022	6	President - The Glenmore Group LLC (2016-Present) Managing Director - Goldman Sachs Asset Management (2005-2015)	None

Stephen P. Mullin 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 February 1956	Trustee	Since July 17, 2003	6	Principal - Econsult Solutions, Inc. (2020-Present) President - Econsult Solutions, Inc. (2013-2020)	None

Susan M. Stalnecker 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 January 1953	Trustee	Since December 14, 2016	6
Executive Coach Contractor - Boston Consulting Group (2024-Present)
Senior Advisor - Boston Consulting Group
(2016-2024)
Vice President - Productivity & Shared Services - E.I. du Pont de Nemours and Company (2012-2016)
Vice President and Treasurer - E.I. du Pont de Nemours and Company (2006-2012)
					Director - Bioventus (2018-Present)

Gary R. Young 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 August 1969	Trustee	March 5, 2025	6
Private Investor (2024-Present)
Chief Compliance Officer (2010-2024) and Chief Risk Officer (2020-2024) - Diamond Hill Capital Management, Inc.
President (2014-2020) and Chief Compliance Officer (2020-2024) - Diamond Hill Funds
None

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years

David F. Connor 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 December 1963	Senior Vice President and Secretary	Senior Vice President since May 2013; Secretary since October 2005	David F. Connor has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.[3]

Daniel V. Geatens 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 October 1972	Senior Vice President, Treasurer and Chief Financial Officer	Treasurer since September 2007; Senior Vice President and Chief Financial Officer since December 2019	Daniel V. Geatens has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.[3]

A.G. Ciavarelli 100 Independence, 610 Market Street Philadelphia, PA 19106-2354 July 1972	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President and General Counsel since June 2021; Assistant Secretary since December 2004	A.G. Ciavarelli has served in various capacities at Nomura Asset Management since December 2025; previously, he served in various capacities at different times at MAM.[3]

[1]	The term “Fund Complex” refers to the Trust's Funds.
[2]	“Interested persons” of the Fund by virtue of their executive and management positions or relationships with the Fund’s service providers or sub-service providers.
[3]
 Nomura Asset Management is part of the Investment Management Division of the Nomura Group, including the Fund’s Manager, principal underwriter, and transfer agent. Macquarie Asset Management (“MAM”) is the marketing name for certain companies comprising the asset management division of Macquarie Group. Messrs. Connor and Geatens also serve in similar capacities for the Nomura Funds, a fund complex that has the same Manager, principal underwriter and transfer agent as the Trust.

The following information replaces the section in the Funds’ SAI entitled “Management of the Trust – Board Leadership Structure – Size and composition of Board”:

Size and composition of Board: The Board is currently composed of 9 Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is composed of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date. The Trustees also regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board. Please see the following chart regarding the current diversity of the Board of Trustees:

Board Diversity Matrix as of March 31, 2026
Total Number of Trustees = 9	Number of Trustees
	Female	Male	Non-Binary	Did Not Disclose Gender
Part I: Gender Identity
Trustees	5	4
Part II: Demographic Background
African American or Black		1
Alaskan Native or American Indian
Asian
Hispanic or Latinx	1
Native Hawaiian or Pacific Islander
White	4	3
Two or More Races or Ethnicities
LGBTQ+
Did Not Disclose Demographic or Background

The following information replaces the section in the Funds’ SAI entitled “Management of the Trust – Board Leadership Structure – Nominating and Governance Committee”:

Nominating and Governance Committee: The Committee conducts a variety of activities, including but not limited to: reviewing the Fund’s Chief Compliance Officer compensation; overseeing the Board's annual self-assessment; reviewing and recommending any changes to Trustee compensation; and reviewing the performance of the Independent Trustees' counsel. The Nominating and Governance Committee also recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee's ability to serve on the Board. In particular, Messrs. Chavers, Hancock, and Young, and Mses. Hutchinson, Belski, Gonzales-Burdin and Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Ms. Stalnecker was employed by E.I. du Pont de Nemours & Co., serving in numerous senior roles during her tenure, including Vice President and Treasurer, and most recently as Vice President of Corporate Productivity and Hospitality. She also serves on the Board of Directors of Leidos and Bioventus. The Nominating and Governance Committee consists of the following three Independent Trustees: Kevin G. Chavers, Chair, Pamela J. Moret, and Stephen P. Mullin. The Nominating and Governance Committee held four meetings during the Trust’s last fiscal year.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund or acting on a distribution check (if applicable).

Please keep this Supplement for future reference.

This Supplement is dated April 23, 2026.